TYPE:	13F-HR
PERIOD	06/30/2005
FILER
   CIK	0001330463
   CCC	fh$f9ats
SUBMISSION - CONTACT
   NAME	A. Ciappina ESQ.
   PHONE 609-896-9060

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Ironwood Investment Counsel, LLC
Address: 	11801 N. Tatum Blvd., Suite 224
	 	Phoenix, AZ 85028

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Antonino Ciappina, ESQ.
Title:   Filer's Attorney
Phone:   609-896-9060


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

								Value		Investment    Other	Voting Authority
Security			Title of Class  CUSIP		(x1000)	Shares	Discretion  Managers	Sole	Shared	None


Abbott Labs				COM	002824100	654	13350	Sole			13350
Accenture Ltd				CL A	G1150G111	1371	60480	Sole			60480
AIM Select Real Estate Fund		SHS	00888R107	204	12000	Sole			12000
Alberto Culver				COM	013068101	658	38266	Sole			38266
Alltel					COM	20039103	2498	40108	Sole			40108
American Express                	COM	025816109	284	5339	Sole			5339
American Intl Group             	COM	026874107	598	10287	Sole			10287
Analog Devices				COM	032654105	224	6000	Sole			6000
Anheuser-Busch				COM	035229103	996	21778	Sole			21778
Apache Corp				COM	037411105	1118	17309	Sole			17309
Auto Data Processing			COM	053015103	2271	48768	Sole			48768
Bancfirst Corp Oklahoma         	COM	05945F103	235	2700	Sole			2700
Bank of America Corp			COM	060505104	514	11279	Sole			11279
Bard, CR				COM	067383109	962	14468	Sole			14468
Barr Laboratories			COM	068306109	1011	20751	Sole			20751
Berkshire Hathaway Cl B        		CL B	084670207	456	164	Sole			164
Berkshire Hathway			CL A	084670108	251	3	Sole			3
Blackrock Strategic Bond		COM	09249G106	151	10000	Sole			10000
BOK Financial				COM	05561Q201	277	6000	Sole			6000
BP Plc			     	      Spon ADR	055622104	3584	57450	Sole			57450
Cadbury Schweppes ADR			ADR	127209302	1302	33970	Sole			33970
Cardinal Health Inc			COM	14149Y108	774	13435	Sole			13435
Church & Dwight Co Inc          	COM	171340102	1359	37535	Sole			37535
Cimarex Energy Co.			COM	171798101	377	9694	Sole			9694
Cisco Systems				COM	17275R102	415	21770	Sole			21770
Citigroup Inc                   	COM	172967101	375	8103	Sole			8103
Clorox					COM	189054109	2853	51208	Sole			51208
Coca Cola Company			COM	191216100	203	4863	Sole			4863
Cohen & Steers Quality			COM	19247L106	212	10000	Sole			10000
Colgate Palmolive			COM	194162103	398	7975	Sole			7975
Constellation Brands Inc.		CL A	21036P108	2926	99200	Sole			99200
Costco Wholesale 			COM	22160k10	1457	32575	Sole			32575
Dell Computer Corp			COM	24702r101	758	19204	Sole			19204
Dentsply Intl Inc               	COM	249030107	362	6708	Sole			6708
Devon Energy				COM	25179m103	3197	63085	Sole			63085
Eaton Vance Tax Adv Div			COM	27828G107	253	12000	Sole			12000
Emerson Electric			COM	291011104	2842	45380	Sole			45380
Equifax Inc                     	COM	294429105	227	6350	Sole			6350
Exxon Mobil				COM	30231G102	4471	77793	Sole			77793
First Data Corp				COM	319963104	2221	55332	Sole			55332
Gabelli Div and Inc Tr			COM	36242H104	279	15000	Sole			15000
General Electric			COM	369604103	5434	156814	Sole			156814
Goldman Sachs Group Inc         	COM	38141g104	663	6500	Sole			6500
Grainger, W W				COM	384802104	1217	22218	Sole			22218
H J Heinz				COM	423074103	319	9000	Sole			9000
Hewlett-Packard				COM	428236103	813	34589	Sole			34589
Home Depot Inc				COM	437076102	2965	76217	Sole			76217
I Shares Lehman Tips			COM	464287176	3524	32866	Sole			32866
IBM					COM	459200101	2442	32905	Sole			32905
Illinois Tool Works             	COM	45230819	421	5288	Sole			5288
Intel					COM	458140100	3559	136795	Sole			136795
ISh GS Corp Bd Fund       	   GS Cp BD Fd	464287242	235	2095	Sole			2095
iSh Leh Bond 1-3 Yr      	  1-3 yr tr Bd	464287457	771	9492	Sole			9492
iSh MSCI EAFE Index    		 MSCI EAFE Idx	464287465	510	9736	Sole			9736
ISh MSCI Emrg Mkt  		MSCI Emerg Mkt	464287234	450	6287	Sole			6287
ISh S&P 500 Index		S&P500 Idx	464287200	652	5474	Sole			5474
ISh Leh Bd Fd 7-10yr   		Yr7-10 yr Bd Fd	464287440	215	2475	Sole			2475
Ish TRUST Dow Jones      	DJ Sel.Div Inx	464287168	340	5500	Sole			5500
J.P. Morgan Chase & Co.			COM	46625H100	422	11936	Sole			11936
JDS Uniphase Corp			COM	46612J101	15	10000	Sole			1000
Johnson & Johnson			COM	478160104	4511	69398	Sole			69398
Kinder Morgan Mgmt LLC			SHS	49455U100	407	8844	Sole			8844
Lilly					COM	532457108	701	12584	Sole			12584
Linear Tech Corp Com			COM	535678106	303	8260	Sole			8260
Marsh & McLennan			COM	571748102	209	7550	Sole			7550
MBNA Corp				COM	55262l100	1502	57434	Sole			57434
McDonald's				COM	580135101	1128	40640	Sole			40640
McGraw Hill				COM	580645109	1930	43610	Sole			43610
Medtronic Inc				COM	585055106	2128	41098	Sole			41098
Merck & Co				COM	589331107	1237	39627	Sole			39627
Microsoft Corp				COM	594918104	3134	126183	Sole			126183
Northern Trust				COM	665859104	498	10925	Sole			10925
Omnicom Group				COM	681919106	795	9955	Sole			9955
Pepsico Inc				COM	713448108	227	4217	Sole			4217
Pfizer					COM	717081103	2665	96618	Sole			96618
Procter & Gamble			COM	742718109	1700	32220	Sole			32220
Qwest Communs Intl Inc          	COM	749121109	37	10000	Sole			10000
Royal Dutch 				COM	780990305	516	7956	Sole			7956
Sara Lee				COM	803111103	192	9700	Sole			9700
State Street				COM	857477103	3406	70595	Sole			70595
Stryker Corp				COM	863667101	1251	26311	Sole			26311
Sysco Corporation			COM	871829107	4766	131681	Sole			131681
T Rowe Price				COM	74144t108	1227	19600	Sole			19600
Taiwan Semiconductr Adrf       	      Spon ADR	874039100	106	11601	Sole			11601
Target					COM	87612e106	2929	53833	Sole			53833
3 M Company				COM	88579y101	1998	27632	Sole			27632
United Parcel Svc Cl B			CL B	911312106	933	13495	Sole			13495
US Bancorp				COM	902973304	2798	95833	Sole			95833
Walgreen				COM	931422109	1202	26141	Sole			26141
Wal-Mart				COM	931142103	2460	51034	Sole			51034
Wells Fargo                     	COM	949746101	723	11735	Sole			11735
Williams-Sonoma				COM	969904101	1770	44725	Sole			44725
XTO Energy 				COM	98385X106	227	6666	Sole			6666


/TEXT
/DOCUMENT
/SUBMISSION